Investments and Long-Term Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Investments And Long-Term Receivables

	December 31,
	2011	2010
Investments in affiliated companies:
Pipeline joint ventures (Notes 2 and 3)	$73	$76	*
Brazilian cokemaking operations	41	41
Other	19	24

	133	141
Accounts and notes receivable	25	19

	$158	$160

*Includes	equity interest in Inland which is reflected as a consolidated subsidiary of Sunoco at December 31, 2011 as a result of the controlling financial interest acquired in 2011 (Note 2).